PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 25, 2021	Dec. 26, 2020	Jun. 26, 2021	Jun. 27, 2020
Depreciation Expense	$ 4,390,000	$ 3,759,000	$ 8,121,000	$ 8,859,000
Cost of Good Sold	609,000	496,000	1,179,000	558,000
Borrowing costs	$ 440,000		$ 815,000
Average capitalization rate	12.37%		12.16%
Right of use assets	$ 251,000	$ 83,000	$ 535,000	$ 398,000
Medmen Enterprises Inc. [Member]
Depreciation Expense					$ 16,779,579	$ 21,925,465
Cost of Good Sold					2,681,902	2,415,360
Borrowing costs						$ 1,749,467
Average capitalization rate						10.20%
Right of use assets					1,105,689	$ 2,752,022
Labor related costs					566,766	448,086
Construction in progress					$ 154,015	207,664
Impairment expense						$ 143,005,028